STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund

November 30, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.6%
Aerospace & Defense - .4%
The Boeing Company, Sr. Unscd. Notes	4.51	5/1/2023	3,000,000		3,218,999
Airlines - .9%
American Airlines Pass Through Trust, Bonds, Ser. 2015-1, Cl. A	3.38	5/1/2027	3,994,536		3,450,665
Delta Air Lines Pass Through Trust, Ser. 2020-1, Cl. AA	2.00	6/10/2028	4,000,000		3,977,651
				7,428,316
Automobiles & Components - 3.1%
American Honda Finance, Sr. Unscd. Notes	1.70	9/9/2021	4,260,000		4,307,124
Daimler Finance North America, Gtd. Notes	2.55	8/15/2022	2,000,000	[a]	2,067,896
General Motors Financial, Sr. Unscd. Notes	1.70	8/18/2023	2,250,000		2,305,902
General Motors Financial, Sr. Unscd. Notes	5.20	3/20/2023	2,000,000		2,194,800
Paccar Financial, Sr. Unscd. Notes	2.80	3/1/2021	3,730,000		3,753,430
Toyota Motor Credit, Sr. Unscd. Notes	2.00	10/7/2024	3,650,000		3,834,191
Volkswagen Group of America Finance, Gtd. Notes	0.75	11/23/2022	3,000,000	[a]	3,005,636
Volkswagen Group of America Finance, Gtd. Notes	2.90	5/13/2022	4,700,000	[a]	4,855,052
				26,324,031
Banks - 13.4%
Bank of America, Sub. Notes, Ser. L	3.95	4/21/2025	7,175,000		8,051,287
Bank of Montreal, Sr. Unscd. Notes, Ser. E	3.30	2/5/2024	7,000,000		7,589,909
Citigroup, Sub. Bonds	4.40	6/10/2025	8,500,000		9,740,502
Citizens Financial Group, Sub. Notes	4.30	12/3/2025	6,885,000		7,944,579
Cooperatieve Rabobank, Gtd. Notes	3.75	7/21/2026	6,785,000		7,641,943
Credit Suisse Group, Sr. Unscd. Notes	3.00	12/14/2023	5,500,000	[a]	5,752,315
Deutsche Bank, Sr. Unscd. Notes	3.38	5/12/2021	4,420,000		4,466,919
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. II	4.00	4/1/2025	4,235,000	[b]	4,234,788
JPMorgan Chase & Co., Sub. Notes	3.38	5/1/2023	3,960,000		4,236,939
Lloyds Bank, Jr. Sub. Notes	12.00	12/16/2024	2,685,000	[a,b]	3,063,601
Lloyds Banking Group, Sr. Unscd. Notes	2.91	11/7/2023	5,374,000		5,608,384

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.6% (continued)
Banks - 13.4% (continued)
Morgan Stanley, Sub. Notes	4.88	11/1/2022	7,610,000	8,229,514
NatWest Markets, Sr. Unscd. Notes	3.63	9/29/2022	3,000,000	[a] 3,165,731
Royal Bank of Canada, Sub. Notes	4.65	1/27/2026	6,510,000	7,729,993
Santander UK, Sr. Unscd. Notes	2.10	1/13/2023	4,560,000	4,712,021
Societe Generale, Sub. Notes	4.75	11/24/2025	3,680,000	[a] 4,139,247
Sumitomo Mitsui Financial Group, Sr. Unscd. Notes	2.78	7/12/2022	4,780,000	4,964,328
The Bank of Nova Scotia, Sr. Unscd. Notes	1.95	2/1/2023	4,870,000	5,031,048
The Goldman Sachs Group, Sr. Unscd. Notes	2.91	7/24/2023	8,000,000	8,321,374
				114,624,422
Beverage Products - .7%
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.75	1/23/2029	4,955,000	6,083,970
Chemicals - .5%
DuPont de Nemours, Sr. Unscd. Notes	4.21	11/15/2023	3,745,000	4,125,760
Collateralized Municipal-Backed Securities - .1%
Government National Mortgage Association, Ser. 2013-17, Cl. AB	2.30	1/16/2049	1,080,891	1,097,805
Commercial & Professional Services - .6%
Global Payments, Sr. Unscd. Notes	4.00	6/1/2023	4,615,000	4,996,426
Consumer Staples - .4%
Kimberly-Clark, Sr. Unscd. Notes	1.05	9/15/2027	3,350,000	3,389,646
Diversified Financials - 1.5%
Air Lease, Sr. Unscd. Notes	2.30	2/1/2025	4,790,000	4,872,829
Goldman Sachs BDC, Sr. Unscd. Notes	3.75	2/10/2025	3,000,000	3,185,940
The Andrew W. Mellon Foundation, Unscd. Bonds, Ser. 2020	0.95	8/1/2027	4,500,000	4,498,522
				12,557,291
Energy - 2.9%
BP Capital Markets, Gtd. Notes	2.50	11/6/2022	5,875,000	6,115,929
Cimarex Energy, Sr. Unscd. Notes	4.38	3/15/2029	3,000,000	3,383,228
Energy Transfer Operating, Gtd. Notes	3.75	5/15/2030	2,000,000	2,077,304
ONEOK, Gtd. Notes	4.00	7/13/2027	3,400,000	3,709,937
Sabine Pass Liquefaction, Sr. Scd. Notes	5.75	5/15/2024	2,500,000	2,842,502
Shell International Finance, Gtd. Notes	2.38	4/6/2025	3,785,000	4,053,135
Spectra Energy Partners, Gtd. Notes	3.50	3/15/2025	2,760,000	3,014,496
				25,196,531

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.6% (continued)
Environmental Control - .6%
Waste Management, Gtd. Notes	3.13	3/1/2025	4,775,000	5,237,263
Food Products - .5%
General Mills, Sr. Unscd. Notes, 3 Month LIBOR +1.01%	1.23	10/17/2023	4,325,000	[c] 4,386,691
Health Care - 4.1%
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	4,600,000	5,235,682
Amgen, Sr. Unscd. Notes	2.20	2/21/2027	4,820,000	5,118,573
Anthem, Sr. Unscd. Notes	2.38	1/15/2025	3,000,000	3,189,956
GlaxoSmithKline Capital, Gtd. Notes	3.38	5/15/2023	6,000,000	6,447,405
Pfizer, Sr. Unscd. Notes	2.80	3/11/2022	4,745,000	4,898,080
Shire Acquisitions Investments Ireland, Gtd. Notes	3.20	9/23/2026	5,005,000	5,594,385
UnitedHealth Group, Sr. Unscd. Notes	2.88	3/15/2023	4,560,000	4,822,842
				35,306,923
Industrial - 2.0%
Caterpillar Financial Services, Sr. Unscd. Notes	1.90	9/6/2022	3,770,000	3,877,572
John Deere Capital, Sr. Unscd. Notes	2.15	9/8/2022	5,000,000	5,170,478
Parker-Hannifin, Sr. Unscd. Notes	2.70	6/14/2024	3,825,000	4,103,234
Snap-On, Sr. Unscd. Notes	3.25	3/1/2027	3,890,000	4,333,315
				17,484,599
Information Technology - 2.3%
Fiserv, Sr. Unscd. Notes	3.50	7/1/2029	4,580,000	5,253,262
Microsoft, Sr. Unscd. Notes	3.13	11/3/2025	6,000,000	6,708,556
Oracle Corp., Sr. Unscd. Notes	2.50	4/1/2025	7,000,000	7,513,865
				19,475,683
Internet Software & Services - 1.8%
Amazon.com, Sr. Unscd. Notes	0.80	6/3/2025	5,350,000	5,428,918
eBay, Sr. Unscd. Notes	1.90	3/11/2025	3,750,000	3,919,255
Tencent Holdings, Sr. Unscd. Notes	3.98	4/11/2029	5,075,000	[a] 5,775,096
				15,123,269
Media - .5%
Discovery Communications, Gtd. Notes	4.90	3/11/2026	3,970,000	4,663,471
Metals & Mining - .6%
Glencore Funding, Gtd. Notes	1.63	9/1/2025	5,000,000	[a] 5,076,906
Municipal Securities - 4.8%
California, GO	3.38	4/1/2025	950,000	1,061,084
California, GO, Ser. A	2.37	4/1/2022	2,850,000	2,926,095
California Earthquake Authority, Revenue Bonds, Ser. B	1.48	7/1/2023	3,000,000	3,016,530
Los Angeles Community College District, GO, Refunding	1.81	8/1/2030	4,000,000	4,082,640

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.6% (continued)
Municipal Securities - 4.8% (continued)
Massachusetts, GO (Build America Bonds) Ser. E	4.20	12/1/2021	5,845,000	5,973,298
Port Authority of New York & New Jersey, Revenue Bonds, Ser. AAA	1.09	7/1/2023	3,750,000	3,793,800
State Board of Administration Finance Corp., Revenue Bonds, Ser. A	1.71	7/1/2027	5,315,000	5,467,381
Texas Public Finance Authority, Revenue Bonds	8.25	7/1/2024	2,305,000	2,313,920
University of California, Revenue Bonds, Refunding, Ser. AX	3.06	7/1/2025	9,140,000	10,048,150
University of California, Revenue Bonds, Ser. BG	1.61	5/15/2030	2,405,000	2,392,879
				41,075,777
Real Estate - 2.3%
Brandywine Operating Partnership, Gtd. Notes	3.95	11/15/2027	4,000,000	4,185,821
HealthCare Realty Trust, Sr. Unscd. Notes	3.63	1/15/2028	2,375,000	[d] 2,666,560
Healthcare Trust of America Holdings, Gtd. Notes	3.50	8/1/2026	2,335,000	2,636,549
Hudson Pacific Properties, Gtd. Notes	3.25	1/15/2030	3,950,000	4,135,765
Life Storage, Gtd. Notes	2.20	10/15/2030	2,000,000	2,032,340
UDR, Gtd. Notes	2.95	9/1/2026	3,620,000	3,958,666
				19,615,701
Retailing - 1.3%
Target, Sr. Unscd. Notes	2.25	4/15/2025	3,785,000	4,053,397
The TJX Companies, Sr. Unscd. Notes	1.15	5/15/2028	7,040,000	7,056,673
				11,110,070
Semiconductors & Semiconductor Equipment - .5%
Broadcom, Gtd. Notes	4.70	4/15/2025	3,500,000	4,008,087
Technology Hardware & Equipment - .5%
Apple, Sr. Unscd. Notes	2.25	2/23/2021	3,915,000	3,926,253
Telecommunication Services - 3.7%
AT&T, Sr. Unscd. Notes	1.65	2/1/2028	9,500,000	9,649,383
Motorola Solutions, Sr. Unscd. Notes	4.60	5/23/2029	2,420,000	2,880,861
Telefonica Emisiones, Gtd. Notes	4.57	4/27/2023	4,460,000	4,889,447
T-Mobile USA, Sr. Scd. Notes	3.88	4/15/2030	4,700,000	[a] 5,396,258
Verizon Communications, Sr. Unscd. Notes	2.63	8/15/2026	8,500,000	9,299,849
				32,115,798
Transportation - .5%
Ryder System, Sr. Unscd. Notes	4.63	6/1/2025	3,815,000	4,398,323

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.6% (continued)
U.S. Government Agencies - 3.1%
Federal Home Loan Mortgage Corp., Notes	0.38	4/20/2023	7,915,000	[e]	7,909,989
Federal Home Loan Mortgage Corp., Notes	0.60	8/12/2025	9,250,000	[e]	9,202,361
Federal National Mortgage Association, Notes	0.55	8/19/2025	9,250,000	[e]	9,222,046
				26,334,396
U.S. Government Agencies Mortgage-Backed - .8%
Federal Home Loan Mortgage Corp.:
4.50%, 2/1/2034			1,045,694	[e]	1,126,280
Federal National Mortgage Association:
2.78%, 3/1/2022			6,022,868	[e]	6,131,225
				7,257,505
U.S. Treasury Securities - 41.7%
U.S. Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted	0.13	4/15/2025	8,313,195	[f]	8,829,933
U.S. Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	13,964,400	[f]	15,359,115
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.63	4/15/2023	14,098,956	[f]	14,728,458
U.S. Treasury Notes	0.13	5/31/2022	11,250,000		11,249,561
U.S. Treasury Notes	0.63	5/15/2030	6,740,000		6,622,050
U.S. Treasury Notes	1.13	2/28/2025	13,000,000	[d]	13,452,969
U.S. Treasury Notes	1.25	8/31/2024	6,000,000		6,223,125
U.S. Treasury Notes	1.38	8/31/2023	4,000,000		4,131,406
U.S. Treasury Notes	1.50	10/31/2021	11,000,000		11,140,234
U.S. Treasury Notes	1.50	9/15/2022	20,000,000	[d]	20,484,766
U.S. Treasury Notes	1.50	8/15/2022	22,250,000		22,767,139
U.S. Treasury Notes	1.50	2/15/2030	4,750,000	[d]	5,049,102
U.S. Treasury Notes	1.50	11/30/2021	13,000,000		13,181,075
U.S. Treasury Notes	1.63	5/15/2026	24,220,000		25,787,677
U.S. Treasury Notes	1.75	9/30/2022	11,400,000		11,735,766
U.S. Treasury Notes	1.75	7/15/2022	16,750,000		17,188,706
U.S. Treasury Notes	1.88	1/31/2022	24,575,000		25,078,020
U.S. Treasury Notes	1.88	2/28/2022	11,760,000		12,018,858
U.S. Treasury Notes	2.00	4/30/2024	15,000,000		15,907,910
U.S. Treasury Notes	2.25	11/15/2024	15,690,000		16,910,265
U.S. Treasury Notes	2.38	2/29/2024	15,000,000		16,051,758
U.S. Treasury Notes	2.50	3/31/2023	11,000,000		11,599,414
U.S. Treasury Notes	2.63	2/28/2023	11,140,000		11,756,834
U.S. Treasury Notes	2.75	4/30/2023	8,000,000		8,498,750
U.S. Treasury Notes	2.88	11/30/2023	17,000,000		18,365,977

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.6% (continued)
U.S. Treasury Securities - 41.7% (continued)
U.S. Treasury Notes	2.88	11/15/2021	12,000,000	12,316,638
				356,435,506
Utilities - 2.5%
American Water Capital, Sr. Unscd. Notes	2.80	5/1/2030	2,000,000	2,209,731
Black Hills, Sr. Unscd. Notes	3.05	10/15/2029	5,260,000	5,757,861
NiSource, Sr. Unscd. Notes	3.49	5/15/2027	3,600,000	4,053,440
Public Service Enterprise Group, Sr. Unscd. Notes	2.65	11/15/2022	3,860,000	4,025,837
Southwestern Electric Power, Sr. Unscd. Notes, Ser. M	4.10	9/15/2028	4,570,000	5,342,618
				21,389,487
Total Bonds and Notes (cost $802,548,106)			843,464,905

Preferred Stocks - .6%
Telecommunication Services - .6%
AT&T, Ser. A (cost $5,125,000)	5.00		205,000	5,547,300
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - ..5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,069,860)	0.10		4,069,860	[g] 4,069,860

Investment of Cash Collateral for Securities Loaned - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $1,635,600)	0.10		1,635,600	[g] 1,635,600
Total Investments (cost $813,378,566)			99.9%	854,717,665
Cash and Receivables (Net)			0.1%	965,302
Net Assets			100.0%	855,682,967

GO—General Obligation

LIBOR—London Interbank Offered Rate

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, these securities were valued at $42,297,738 or 4.94% of net assets.

b Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

c Variable rate security—rate shown is the interest rate in effect at period end.

d Security, or portion thereof, on loan. At November 30, 2020, the value of the fund’s securities on loan was $23,858,013 and the value of the collateral was $24,464,945, consisting of cash collateral of $1,635,600 and U.S. Government & Agency securities valued at $22,829,345.

e The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

f Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund

November 30, 2020 (Unaudited)

The following is a summary of the inputs used as of November 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Municipal-Backed Securities	-	1,097,805	-	1,097,805
Corporate Bonds	-	411,263,916	-	411,263,916
Equity Securities – Preferred Stocks	5,547,300	-	-	5,547,300
Investment Companies	5,705,460	-	-	5,705,460
Municipal Securities	-	41,075,777	-	41,075,777
U.S. Government Agencies	-	26,334,396	-	26,334,396
U.S. Government Agencies Mortgage-Backed	-	7,257,505	-	7,257,505
U.S. Treasury Securities	-	356,435,506	-	356,435,506

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2020, accumulated net unrealized appreciation on investments was $41,339,099, consisting of $42,380,716 gross unrealized appreciation and $1,041,617 gross unrealized depreciation.

At November 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.